Revenue	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Revenue	Revenue
a) Disaggregation of revenue

Year ended December 31,	2021	2020
		Note 22
Revenue by source
Operations support services	$600,308	$486,926
Equipment and component sales	28,603	4,625
Construction services	25,232	6,917
	$654,143	$498,468

By commercial terms
Time-and-materials	$388,998	$262,429
Unit-price	253,840	225,186
Lump-sum	11,305	10,853
	$654,143	$498,468

Revenue recognition method
As-invoiced	$407,496	$335,927
Cost-to-cost percent complete	218,044	157,916
Point-in-time	28,603	4,625
	$654,143	$498,468
b) Contract balances
Contract assets:

Year ended December 31,	2021	2020
		Note 22
Balance, beginning of year	$7,008	$19,094
Transferred to receivables from contract assets recognized at the beginning of the period	(7,008)	(19,094)
Increases as a result of changes to the estimate of the stage of completion, excluding amounts transferred in the period	8,838	5,805
Increases as a result of work completed, but not yet an unconditional right to consideration	921	1,203
Balance, end of year	$9,759	$7,008
Contract liabilities:

Year ended December 31,	2021	2020
		Note 22
Balance, beginning of year	$1,512	$23
Revenue recognized that was included in the contract liability balance at the beginning of the period	(899)	(23)
Increases due to cash received, excluding amounts recognized as revenue during the period	2,736	1,512
Balance, end of year	$3,349	$1,512
The following table provides information about revenue recognized from performance obligations that were satisfied (or partially satisfied) in previous periods:

Year ended December 31,	2021	2020
Revenue recognized	$3,572	$1,403
These amounts relate to cumulative catch-up adjustments arising from changes in estimated project costs on cost-to-cost percent complete jobs and final settlement of constrained variable consideration.
c) Transaction price allocated to the remaining performance obligations
The following table includes estimated revenue expected to be recognized in the future related to performance obligations that are unsatisfied (or partially unsatisfied) at the end of the reporting period. Included is all consideration from contracts with customers, excluding amounts that are recognized using the as-invoiced method and any constrained amounts of revenue.

For the year ended December 31,
2022	$116,352
2023	10,500
2024	8,362
2025	6,226
$141,440
d) Contract costs
The following table summarizes contract costs included within other assets on the Consolidated Balance Sheets.

	December 31, 2021	December 31, 2020
Fulfillment costs	$2,673	$1,432
Reimbursable bid costs	—	537
	$2,673	$1,969
During the year ended December 31, 2021, fulfillment costs of $2,909 and reimbursable bid costs of $1,464 were capitalized (December 31, 2020 - $2,256 and $537, respectively). During the year ended December 31, 2021, fulfillment costs of $1,668 and reimbursable bid costs of $2,001 were recognized (December 31, 2020 - $1,841 and $nil, respectively). Reimbursable bid costs received in excess of amounts capitalized have been recognized in general and administrative expenses as a recovery.